Valuation and Qualifying Accounts (Detail) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 326	$ 286
Charged to Costs and Expenses	344	180
Charged to Other Accounts
Deductions	165	140
Balance at End of Period	$ 505	$ 326